GENERAL INFORMATION - Make-whole call (Details) - 1 months ended Jun. 30, 2024 $ in Millions, ₽ in Billions	RUB (₽)	USD ($)
VEON Holdings B.V. | September 2025 & 2026 notes
Disclosure of detailed information about financial instruments [line items]
Repayments of bonds, notes and debentures	₽ 5	$ 53